As filed with the Securities and Exchange Commission on June 26, 2000.

                                                              File No. 333-41213
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                     [ ]
                                -----
     Post-Effective Amendment No.  7                                 [X]
                                 ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   161                                                        [X]
             ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b) of Rule 485
          ------
             X   on July 3, 2000 pursuant to paragraph (b) of Rule 485
          ------
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ------
                 on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
          ------
                 this post-effective amendment designates a new effective date
          ------ for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)


      N-4 Item No.           Prospectus Heading
  --------------------------------------------------------------------
1.    Cover Page                              Hartford Life Insurance Company -
                                              Separate Account Two

2.    Definitions                             Glossary of Special Terms

3.    Synopsis or Highlights                  Summary

4.    Condensed Financial                     Yield Information
      Information

5.    General Description of                  Hartford Life Insurance Company,
      Registrant                              The Separate Account, The Fixed
                                              Accounts, and The Funds

6.    Deductions                              Contract Charges

7.    General Description of                  The Contract, The Separate
      Annuity Contracts                       Account, The Fixed Accounts, and
                                              Surrenders

8.    Annuity Period                          Settlement Provisions

9.    Death Benefit                           Death Benefits

10.   Purchases and Contract Value            The Contract, and
                                              Contract Value

11.   Redemptions                             Surrenders

12.   Taxes                                   Federal Tax Considerations

13.   Legal Proceedings                       Legal Matters and Experts

14.   Table of Contents of the                Table of Contents to
      Statement of Additional                 Statement of Additional
      Information                             Information

15.   Cover Page                              Part B; Statement of Additional
                                                Information

16.   Table of Contents                       Table of Contents

17.   General Information and History         Summary

18.   Services                                None

19.   Purchase of Securities                  Distribution of Contracts
      being Offered

20.   Underwriters                            Distribution of Contracts

21.   Calculation of Performance Data         Calculation of Yield and Return

22.   Annuity Payments                        Settlement Provisions

23.   Financial Statements                    Financial Statements

24.   Financial Statements and                Financial Statements and
      Exhibits                                Exhibits

25.   Directors and Officers of the           Directors and Officers of the
      Depositor                               Depositor

26.   Persons Controlled by or Under          Persons Controlled by or Under
      Common Control with the                 Common Control with the
      Depositor or Registrant                 Depositor or Registrant

27.   Number of Contract Owners               Number of Contract Owners

28.   Indemnification                         Indemnification

29.   Principal Underwriters                  Principal Underwriters

30.   Location of Accounts and                Location of Accounts and Records
                                              Records

31.   Management Services                     Management Services

32.   Undertakings                            Undertakings

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-41213), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated July 3, 2000 is included in Part A of this Post-Effective Amendment.

                            NATIONS VARIABLE ANNUITY
                                    SERIES I
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JULY 3, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- NATIONS HIGH YIELD BOND PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations High Yield Bond Portfolio of Nations Annuity Trust

- NATIONS INTERNATIONAL VALUE PORTFOLIO SUB-ACCOUNT which purchases shares of Nations International Value Portfolio of Nations Annuity Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

                                                                                     12b-1                           TOTAL FUND
                                                                                 DISTRIBUTION                         OPERATING
                                                                  MANAGEMENT        AND/OR            OTHER           EXPENSES
                                                                     FEES          SERVICING        EXPENSES       (INCLUDING ANY
                                                                (INCLUDING ANY       FEES        (INCLUDING ANY    WAIVERS AND ANY
                                                                   WAIVERS)     (INCLUDING ANY   REIMBURSEMENTS)   REIMBURSEMENTS)
                                                                                   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Portfolio (1) (2)                           0.11%            0.00%            0.89%             1.00%
------------------------------------------------------------------------------------------------------------------------------------
Nations Aggressive Growth Portfolio (formerly known as              0.09%            0.00%            0.91%             1.00%
   Nations Disciplined Equity Portfolio) (1) (2)
------------------------------------------------------------------------------------------------------------------------------------
Nations International Growth Portfolio (1) (2)                      0.00%            0.00%            1.25%             1.25%
------------------------------------------------------------------------------------------------------------------------------------
Nations Managed Index Portfolio (1) (2)                             0.08%            0.25%            0.42%             0.75%
------------------------------------------------------------------------------------------------------------------------------------
Nations SmallCap Index Portfolio (formerly known as Nations         0.00%            0.25%            0.40%             0.65%
   Managed SmallCap Index Portfolio) (1) (2)
------------------------------------------------------------------------------------------------------------------------------------
Nations Value Portfolio (1) (2)                                     0.22%            0.00%            0.78%             1.00%
------------------------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income Portfolio (1) (2)                   0.69%            0.00%            0.41%             1.10%
------------------------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities Portfolio (1) (2)                  0.72%            0.00%            0.38%             1.10%
------------------------------------------------------------------------------------------------------------------------------------
Nations High Yield Bond Portfolio (1) (2) (3)                       0.51%            0.00%            0.49%             1.00%
------------------------------------------------------------------------------------------------------------------------------------
Nations International Value Portfolio (1) (2) (3)                   0.80%            0.00%            0.45%             1.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  0.62%             N/A             0.11%             0.73%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (4)                                        0.63%             N/A             0.79%             1.42%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                 0.61%             N/A             0.15%             0.76%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund (5)                                      0.63%            0.18%            0.02%             0.83%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund (5)                                          0.49%            0.18%            0.03%             0.70%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund (5)                          0.64%            0.18%            0.02%             0.84%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund (5)                           0.65%            0.18%            0.03%             0.86%
------------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund (5)                   0.69%            0.18%            0.09%             0.96%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund (5)                                  0.45%            0.18%            0.02%             0.65%
------------------------------------------------------------------------------------------------------------------------------------



Hartford Small Company HLS Fund (5)                                 0.75%            0.18%            0.03%             0.96%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund (5)                                         0.46%            0.18%            0.02%             0.66%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Nations Portfolios are subject to fees up to 0.25% pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that the Portfolios may pay banks, broker/dealers, insurance companies or other financial institutions that have entered into sales support agreements with Stephens Inc. or a shareholder servicing agreement with the Portfolios for certain expenses that are incurred in connection with sales support and/or shareholder services.

(2) The investment adviser and other service providers to these Portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including distribution fees, until May 1, 2001 in order to maintain total fund operating expenses at the levels shown. There is no assurance that these waivers and/or reimbursements will continue after this date. Absent these waivers and/or reimbursements, total fund operating expenses would be:

                                                                                     12b-1
                                                                                  DISTRIBUTION                        TOTAL FUND
                                                                  MANAGEMENT    AND/OR SERVICING       OTHER           OPERATING
                                                                     FEES             FEES           EXPENSES          EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Portfolio                                   0.65%            0.25%             0.89%             1.79%
------------------------------------------------------------------------------------------------------------------------------------
Nations Aggressive Growth Portfolio                                 0.65%            0.25%             0.91%             1.81%
------------------------------------------------------------------------------------------------------------------------------------
Nations International Growth Portfolio                              0.80%            0.25%             1.59%             2.64%
------------------------------------------------------------------------------------------------------------------------------------
Nations Managed Index Portfolio                                     0.40%            0.25%             0.42%             1.07%
------------------------------------------------------------------------------------------------------------------------------------
Nations SmallCap Index Portfolio                                    0.40%            0.25%             0.56%             1.21%
------------------------------------------------------------------------------------------------------------------------------------
Nations Value Portfolio                                             0.65%            0.25%             0.78%             1.68%
------------------------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income Portfolio                           0.75%            0.25%             0.41%             1.41%
------------------------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities Portfolio                          0.75%            0.25%             0.38%             1.38%
------------------------------------------------------------------------------------------------------------------------------------
Nations High Yield Bond Portfolio (3)                               0.55%            0.25%             0.49%             1.29%
------------------------------------------------------------------------------------------------------------------------------------
Nations International Value Portfolio (3)                           0.90%            0.25%             0.53%             1.68%
------------------------------------------------------------------------------------------------------------------------------------

(3) Other expenses are based on estimates for the current fiscal year.

(4) Including fee waivers or expense reimbursements, expenses for AIM V.I. High Yield Fund are:

                                                                                     12b-1                             TOTAL FUND
                                                                  MANAGEMENT      DISTRIBUTION         OTHER           OPERATING
                                                                     FEES       AND/OR SERVICING     EXPENSES          EXPENSES
                                                                                      FEES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                                            0.35%             N/A              0.79%             1.14%
------------------------------------------------------------------------------------------------------------------------------------

(5) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has voluntarily and temporarily waived 0.07% of the average daily net assets of the Funds through at least April 30, 2001. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund - 0.90%; Hartford Bond HLS Fund - 0.77%; Hartford Capital Appreciation HLS Fund - 0.91%; Hartford Dividend and Growth HLS Fund - 0.93%; Hartford International Opportunities HLS Fund - 1.03%; Hartford Money Market HLS Fund - 0.72%; Hartford Small Company HLS Fund - 1.03%; Hartford Stock HLS Fund - 0.73%.

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit is not selected:

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                   If you surrender your Contract at    If you annuitize your Contract at      If you do not surrender your
                     the end of the applicable time       the end of the applicable time       Contract, you would pay the
                  period you would pay the following    period you would pay the following    following expenses on a $1,000
                   expenses on a $1,000 investment,      expenses on a $1,000 investment,     investment, assuming a 5% annual
                    assuming a 5% annual return on        assuming a 5% annual return on              return on assets:
                                assets:                              assets:
-------------------------------------------------------------------------------------------------------------------------------
                      1 year  3 years  5 years    10     1 year  3 years  5 years    10       1 year  3 years  5 years    10
Sub-Account                                      years                              years                                years
-------------------------------------------------------------------------------------------------------------------------------
Nations High Yield
   Bond Portfolio      $79     $122     N/A       N/A     $23     $72      N/A       N/A       $24     $73      N/A       N/A
-------------------------------------------------------------------------------------------------------------------------------
Nations
   International
   Value Portfolio     $81     $129     N/A       N/A     $26     $80      N/A       N/A       $26     $81      N/A       N/A
-------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit is selected:

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                   If you surrender your Contract at    If you annuitize your Contract at      If you do not surrender your
                     the end of the applicable time       the end of the applicable time       Contract, you would pay the
                  period you would pay the following    period you would pay the following    following expenses on a $1,000
                   expenses on a $1,000 investment,      expenses on a $1,000 investment,     investment, assuming a 5% annual
                    assuming a 5% annual return on        assuming a 5% annual return on              return on assets:
                                assets:                              assets:
-------------------------------------------------------------------------------------------------------------------------------
                      1 year  3 years  5 years    10     1 year  3 years  5 years    10       1 year  3 years  5 years    10
Sub-Account                                      years                              years                                years
-------------------------------------------------------------------------------------------------------------------------------
Nations High Yield
   Bond Portfolio      $80     $126     N/A       N/A     $25     $77      N/A       N/A       $25     $78      N/A       N/A
-------------------------------------------------------------------------------------------------------------------------------
Nations
   International
   Value Portfolio     $83     $134     N/A       N/A     $27     $85      N/A       N/A       $28     $85      N/A       N/A
-------------------------------------------------------------------------------------------------------------------------------

The following will replace the first sentence, in the first paragraph of the "The Funds" section:

Nations Balanced Assets Portfolio, Nations Aggressive Growth Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Nations High Yield Bond Portfolio and Nations International Value Portfolio are sponsored by Stephens Inc. and are investment portfolios of Nations Annuity Trust, a Delaware business trust which is a registered open-end management investment company.

The following will be added to the end of the second paragraph of "The Funds" section:

MacKay Shields LLC is investment sub-adviser to Nations High Yield Bond Portfolio. Brandes Investment Partners, L.P. is investment sub-adviser to Nations International Value Portfolio.

The following will be added to the investment goals sub-section of "The Funds"
section in alphabetical order:

NATIONS HIGH YIELD BOND PORTFOLIO - Seeks maximum income by investing in a diversified portfolio of high yield debt securities.

NATIONS INTERNATIONAL VALUE PORTFOLIO - Seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.


HV-2593

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(2)

          (4)  Form of Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a) Certificate of Incorporation of Hartford.(3)

          (6)  (b) Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

--------
    (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
    (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
    (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Power of Attorney.

          (16) Organizational Chart.

Item 25.                               Directors and Officers of the Depositor
----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
----------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
----------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Donald A. Salama                             Vice President
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2000, there are 245,333 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc.
         and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

                Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
                Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company -Separate Account Seven Hartford Life and Annuity Insurance Company - Separate Account One
                Hartford Life and Annuity Insurance Company - Putnam
                Capital Manager Trust Separate Account Two
                Hartford Life and Annuity Insurance Company - Separate Account Three
                Hartford Life and Annuity Insurance Company - Separate Account Five
                Hartford Life and Annuity Insurance Company - Separate Account
                Six
                Hartford Life and Annuity Insurance Company - Separate Account Seven
                Hart Life Insurance Company - Separate Account One
                Hart Life Insurance Company - Separate Account Two
                American Maturity Life Insurance Company - Separate Account
                AMLVA
                Servus Life Insurance Company - Separate Account One
                Servus Life Insurance Company - Separate Account Two

           (b)  Directors and Officers of HSD

                Name and Principal                Positions and Offices
                 Business Address                   With  Underwriter
                 ----------------                   -----------------
           David A. Carlson                 Vice President
           Peter W. Cummins                 Senior Vice President
           David T. Foy                     Treasurer
           Lynda Godkin                     Senior Vice President, General
                                            Counsel and Corporate Secretary
           George R. Jay                    Controller
           Robert A. Kerzner                Executive Vice President
           Thomas M. Marra                  Executive Vice President, Director
           Paul E. Olson                    Supervising Registered Principal
           Lowndes A. Smith                 President and Chief Executive
                                            Officer, Director

               Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by

         Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

        (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

        (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

        The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of June, 2000.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO
      (Registrant)

*By: Thomas M. Marra                          *By: /s/ Marianne O'Doherty
    --------------------------------              -----------------------------
     Thomas M. Marra, President                    Marianne O'Doherty
                                                   Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
    --------------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*      *By: /s/ Marianne O'Doherty
Thomas M. Marra, President, Director*                    -----------------------
Lowndes A. Smith, Chief Executive Officer, Director *     Marianne O'Doherty
Raymond P. Welnicki, Senior Vice President,               Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,        Date:  June 26, 2000
     Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.